KRAMER LEVIN NAFTALIS & FRANKEL LLP

George M. Silfen
Partner
Phone (212) 715-9522

November 26, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	ACAP Strategic Fund Registration Statement on Form N-2 (File Nos. 333-193501 and 811- 22312)

Ladies and Gentlemen:

On behalf of ACAP Strategic Fund (the "Fund"), transmitted for filing with the Securities and Exchange Commission (the "Commission"), pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"), and the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No.1 to the Fund's Registration Statement on Form N-2 (the "Amendment"). The Fund is a registered closed-end management investment company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act pursuant to a fundamental policy adopted by the Fund's Board of Trustees. This Amendment is being filed primarily to reflect the contemplated offering of a no-load class of shares of the Fund, subject to the receipt of an exemptive order which is currently being reviewed by Staff.

Please call me at 212-715-9522 with any comments on the Amendment or if you have any questions regarding this filing. Thank you for your assistance regarding this matter.

Very truly yours,

/s/ George Silfen

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